Stockholders' Equity, Redeemable Convertible Preferred Stock and Redeemable Non-controlling Interest - Additional Information (Details) $ / shares in Units, $ in Thousands, ¥ in Millions					3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) D	Feb. 26, 2021 USD ($)	Jun. 09, 2020 USD ($)	Jun. 11, 2011 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Jun. 30, 2021 USD ($) shares	Sep. 30, 2022 USD ($) installment $ / shares shares	Sep. 30, 2022 CNY (¥) installment shares	Dec. 31, 2021 USD ($) installment Vote $ / shares shares	Dec. 31, 2021 CNY (¥) installment shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 shares	Sep. 30, 2022 CNY (¥) shares	Sep. 01, 2022 $ / shares	Dec. 31, 2021 CNY (¥) Vote shares	Aug. 12, 2021 USD ($)	Sep. 04, 2020 USD ($)	Apr. 03, 2020 USD ($)
Stockholders Equity [Line Items]
Common stock, shares authorized (in shares) | shares					1,500,000,000							1,500,000,000		1,500,000,000		1,500,000,000		1,500,000,000		1,500,000,000
Common stock, par value (in dollars per share) | $ / shares					$ 0.001							$ 0.001		$ 0.001		$ 0.001			$ 0.001
Aggregate offering price		$ 150,000
Proceeds from issuance of stock						$ 53,400								$ 145,500
Commission and transaction fees						$ 1,700								4,500
Purchase price as percent of market price	95.00%			95.00%			95.00%				95.00%
Purchase price as percent of market price, period two	96.00%			96.00%			96.00%				96.00%
Ownership limitation percentage				4.99%
Common stock issuance								$ 53,407								$ 182,498
Common stock - $0.001 par value; 1,500,000,000 shares authorized, 497,272,525 and 344,861,295 shares issued and outstanding as of December 31, 2021 and 2020, respectively					$ 517							$ 517		$ 497		$ 345
Share price calculated as a percentage of market price		3.00%
Common stock issuance for acquisitions, investments, and assets (in shares) | shares												0	0	11,300,000	11,300,000		7,400,000
Qingdao Xingyang City Investment | New Energy
Stockholders Equity [Line Items]
Ownership interest														100.00%						100.00%
Common Stock
Stockholders Equity [Line Items]
Shares issued (in shares) | shares						17,600,000								50,400,000	50,400,000
Common stock issuance (in shares) | shares					(6,627,565)			17,615,534								123,437,386
Common stock issuance								$ 18								$ 123
Common stock issuance for acquisitions, investments, and assets (in shares) | shares						2,011,617	6,733,497	10,181,299						18,926,413	18,926,413	13,056,055	37,966,908
Qingdao Xingyang City Investment
Stockholders Equity [Line Items]
Aggregate potential investment					$ 28,000							$ 28,000		$ 28,000				¥ 200.0		¥ 200.0
Installments of capital contribution									$ 7,000	¥ 50.0					¥ 50.0
Remaining capital contribution												$ 21,000	¥ 150.0	$ 21,000	¥ 150.0
Number of installments | installment												3	3	3	3
Dividend rate												6.00%	6.00%	6.00%	6.00%
Threshold period for selling												1 year	1 year	1 year	1 year
Threshold period to redeem investment												3 years	3 years	3 years	3 years
Ownership interest														100.00%						100.00%
Qingdao Xingyang City Investment | New Energy | Qingdao Xingyang City Investment
Stockholders Equity [Line Items]
Number of common stock issued (in shares) | shares														56,000,000.0	56,000,000.0
Purchase price														$ 7,900	¥ 56.0
Private placement
Stockholders Equity [Line Items]
Consideration received on transaction	$ 80,400			$ 80,400
Consecutive trading days | D	2
Ownership limitation percentage	4.99%						4.99%				4.99%
Common stock issuance							$ 27,300
Issuance period	36 months
Threshold consecutive trading days | D	5
Private placement | Common Stock
Stockholders Equity [Line Items]
Common stock issuance (in shares) | shares							10,000,000				10,000,000.0			10,000,000.0	10,000,000.0
Common stock issuance							$ 10				$ 27,300			$ 27,300
Private placement | Cantor Fitzgerald & Co
Stockholders Equity [Line Items]
Shares issued (in shares) | shares														7,900,000	7,900,000
Consideration received on transaction														$ 15,700
Aggregate offering price																					$ 350,000
Percent of gross proceeds														3.00%	3.00%
Purchase price on common stock														$ 400
SEDA | YA II PN, Ltd.
Stockholders Equity [Line Items]
Installments of capital contribution			$ 1,000
Aggregate amount			$ 45,000																				$ 50,000
Period to issue or sell stock			36 months
Deferred offering costs and additional paid in capital														900
Common stock - $0.001 par value; 1,500,000,000 shares authorized, 497,272,525 and 344,861,295 shares issued and outstanding as of December 31, 2021 and 2020, respectively														$ 182,500								$ 150,000
Share price calculated as a percentage of market price														90.00%	90.00%
Percentage of common stock shares held														4.99%	4.99%
Shares issued (in shares) | shares														122,900,000						122,900,000
Convertible preferred stock
Stockholders Equity [Line Items]
Preferred stock, shares authorized (in shares) | shares					50,000,000.0							50,000,000.0		50.0				50,000,000.0		50.0
Preferred stock, par value (in dollars per share) | $ / shares					$ 0.001							$ 0.001		$ 0.001
Series A Preferred Stock
Stockholders Equity [Line Items]
Preferred stock, shares issued (in shares) | shares					7,000,000.0							7,000,000.0		7,000,000.0		7,000,000.0		7,000,000.0		7,000,000.0
Preferred stock, shares outstanding (in shares) | shares														7,000,000		7,000,000				7,000,000
Number of votes entitled | Vote														1						1
Converted shares issued (in shares) | shares					10							10		10				10		10
Distribution amount per share (in dollars per share) | $ / shares					$ 0.50							$ 0.50		$ 0.50